Expense Example {- Strategic Advisers® Emerging Markets Fund} - 02.28 Strategic Advisers Emerging Markets Fund PRO-13 - Strategic Advisers® Emerging Markets Fund - Strategic Advisers Emerging Markets Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 59
3 years	197
5 years	394
10 years	$ 963